ACQUISITION OF KANAB CORP. (Details Narrative)	Jul. 31, 2021 USD ($) shares
Business Acquisition [Line Items]
Development cost of website design | $	$ 11,500
Kanab Corp [Member]
Business Acquisition [Line Items]
Acquired interest percentage	100.00%
Kanab Corp [Member] | Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Number of preferred stock in exchange, shares | shares	300,000